COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents by type First Financial's loan balances and contractual obligations to extend credit:

	December 31, 2022		December 31, 2021
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$1,833,977	$3,410,272	$1,545,995	$2,720,028
Lease financing	6,842	236,124	18,037	109,624
Construction real estate	689,015	512,050	484,038	455,894
Commercial real estate-investor	107,205	3,094,064	65,660	3,154,755
Commercial real estate-owner	48,208	958,695	29,824	1,071,859
Residential real estate	74,089	1,092,265	50,043	896,069
Home equity	903,459	733,791	822,343	708,399
Installment	16,073	209,895	15,985	119,454
Credit card	225,864	51,815	217,006	52,217
Total	$3,904,732	$10,298,971	$3,248,931	$9,288,299

Investment Holdings, Schedule of Investments
The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2022		December 31, 2021
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$126,537	$70,690	$108,974	$57,341
HTC	Equity	17,108	11,955	2,581	56
NMTC	Equity	2,944	0	3,895	0
Renewable energy	Equity	11,851	1,689	18,585	15,114
Total		$158,440	$84,334	$134,035	$72,511

The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

	Twelve months ended
	December 31, 2022		December 31, 2021		December 31, 2020
(Dollars in thousands)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	$11,929	$(11,088)	$8,894	$(8,581)	$8,076	$(7,629)
HTC	0	(319)	1,116	(263)	474	(563)
NMTC	415	(210)	210	(210)	175	(175)
Renewable energy	23,411	(25,473)	11,467	(12,216)	4,756	(4,777)
Total	$35,755	$(37,090)	$21,687	$(21,270)	$13,481	$(13,144)

(1) The amortization expense for the LIHTC investments is included in income tax expense. The amortization expense for the HTC, NMTC, and Renewable energy tax credits is included in other noninterest expense.
(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the HTC, NMTC, and Renewable energy investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).